Other Income - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of other operating income [line items]
Other income	€ 8		€ 540			€ 66
Release of expense reserves			82	£ 71
Payout annuity business and Bank Owned Life Insurance / Corporate Owned Life Insurance business [member]
Disclosure of other operating income [line items]
Other income		$ 250	231
Unirobe Meeus Groep B.V. [member]
Disclosure of other operating income [line items]
Other income			208
Legal & General [member]
Disclosure of other operating income [line items]
Other income			€ 17	£ 14
Transamerica financial advisors [member]
Disclosure of other operating income [line items]
Other income						66
Gain from sale of business					$ 58	€ 52